Commitments - Schedule of Future Minimum Lease Payments (Details)	Sep. 30, 2018 USD ($)
Commitments and Contingencies Disclosure [Abstract]
2018	$ 49,500
2019	198,000
2020	33,000
Total	$ 280,500